Summary of Material Accounting Policies - Principal Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2025
Triple Flag International Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
TF R&S Canada Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
TF Australia Holdings Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
Triple Flag Nevada Inc.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
Maverix Metals Inc.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
Maverix Metals (Australia) Pty Ltd.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%
Maverix Metals (Nevada) Inc.
Principal subsidiaries of the Company
Ownership (in percent)	100.00%